UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5357

                             Scudder Blue Chip Fund
                             ----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Blue Chip Fund
Investment Portfolio as of July 31, 2004 (unaudited)


                                                                               Shares                  Value ($)

Common Stocks 94.2%
Consumer Discretionary 13.2%
Auto Components 1.1%
Advance Auto Parts, Inc.*                                                         50,900                1,889,408
American Axle & Manufacturing Holdings, Inc.                                     148,500                5,100,975
                                                                                                      -----------
                                                                                                        6,990,383

Hotels Restaurants & Leisure 1.8%
McDonald's Corp.                                                                  86,600                2,381,500
Starbucks Corp.* (c)                                                             177,300                8,326,008
                                                                                                      -----------
                                                                                                       10,707,508

Household Durables 0.3%
Harman International Industries, Inc.                                              2,600                  222,898
Ryland Group, Inc.                                                                15,400                1,192,268
The Stanley Works                                                                  7,300                  309,520
                                                                                                      -----------
                                                                                                        1,724,686

Internet & Catalog Retail 0.4%
eBay, Inc.*                                                                       33,600                2,631,888

Leisure Equipment & Products 0.3%
Hasbro, Inc.                                                                      37,100                  674,107
Marvel Enterprises, Inc.* (c)                                                     92,000                1,200,600
                                                                                                      -----------
                                                                                                        1,874,707

Media 3.4%
Gannett Co., Inc.                                                                 28,300                2,352,862
Getty Images, Inc.*                                                               53,300                2,911,246
McGraw-Hill Companies, Inc.                                                      111,900                8,399,214
Time Warner, Inc.*                                                               412,300                6,864,795
UnitedGlobalCom, Inc. "A"*                                                        66,600                  422,244
                                                                                                      -----------
                                                                                                       20,950,361

Multiline Retail 1.4%
Federated Department Stores, Inc.                                                 31,600                1,514,272
Saks, Inc.                                                                       373,400                4,872,870
The May Department Stores Co.                                                     88,400                2,345,252
                                                                                                      -----------
                                                                                                        8,732,394

Specialty Retail 3.7%
American Eagle Outfitters, Inc.*                                                 154,600                5,066,242
Barnes & Noble, Inc.*                                                            169,300                5,820,534
Claire's Stores, Inc.                                                            260,200                5,997,610
Rent-A-Center, Inc.*                                                              41,000                1,202,940
The Gap, Inc.                                                                    218,300                4,955,410
                                                                                                      -----------
                                                                                                       23,042,736

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.*                                                                     119,600                5,117,684

Consumer Staples 7.7%
Beverages 1.1%
Adolph Coors Co. "B" (c)                                                          13,400                  921,384
Coca-Cola Co.                                                                    101,800                4,464,948
Coca-Cola Enterprises, Inc.                                                       77,400                1,578,960
                                                                                                      -----------
                                                                                                        6,965,292

Food & Drug Retailing 2.0%
7-Eleven, Inc.*                                                                   26,800                  459,620
Supervalu, Inc.                                                                   45,900                1,310,904
Sysco Corp.                                                                      253,300                8,726,185
Wal-Mart Stores, Inc.                                                             35,200                1,865,952
                                                                                                      -----------
                                                                                                       12,362,661

Food Products 0.9%
Kellogg Co.                                                                       37,300                1,553,918
Sara Lee Corp.                                                                   182,400                4,005,504
                                                                                                      -----------
                                                                                                        5,559,422

Household Products 1.3%
Procter & Gamble Co.                                                             157,900                8,234,485

Personal Products 1.6%
Gillette Co.                                                                     254,400                9,916,512

Tobacco 0.8%
Altria Group, Inc.                                                               102,900                4,898,040

Energy 7.2%
Oil & Gas 7.2%
Apache Corp.                                                                      11,600                  539,748
Chesapeake Energy Corp.                                                           93,500                1,435,225
Devon Energy Corp.                                                               112,500                7,817,625
ExxonMobil Corp.                                                                 155,686                7,208,262
Noble Energy, Inc.                                                                16,000                  884,960
Occidental Petroleum Corp.                                                       162,300                7,996,521
Pogo Producing Co.                                                                35,800                1,588,804
Sunoco, Inc.                                                                     115,200                7,853,184
Valero Energy Corp.                                                               93,000                6,967,560
Williams Companies, Inc.                                                         193,300                2,348,595
                                                                                                      -----------
                                                                                                       44,640,484

Financials 17.7%
Banks 6.3%
Bank of America Corp.                                                             83,500                7,098,335
Golden West Financial Corp.                                                       71,400                7,633,374
National City Corp.                                                               29,000                1,058,500
PNC Financial Services Group                                                      54,700                2,767,820
Regions Financial Corp. (c)                                                       27,400                  813,506
US Bancorp.                                                                      199,800                5,654,340
Wachovia Corp.                                                                   168,300                7,457,373
Wells Fargo & Co.                                                                114,700                6,584,927
                                                                                                      -----------
                                                                                                       39,068,175

Capital Markets 2.7%
Lehman Brothers Holdings, Inc.                                                    43,700                3,063,370
Merrill Lynch & Co., Inc.                                                         95,600                4,753,232
Morgan Stanley                                                                   186,700                9,209,911
                                                                                                      -----------
                                                                                                       17,026,513

Consumer Finance 1.0%
Capital One Finance Corp.                                                         40,000                2,772,800
Providian Financial Corp.*                                                       248,700                3,442,008
                                                                                                      -----------
                                                                                                        6,214,808

Diversified Financial Services 3.2%
Citigroup, Inc.                                                                  113,666                5,011,534
Freddie Mac                                                                       36,000                2,315,160
JPMorgan Chase & Co.                                                             336,200               12,550,346
                                                                                                      -----------
                                                                                                       19,877,040

Insurance 3.4%
American International Group, Inc.                                                18,100                1,278,765
Chubb Corp.                                                                       67,900                4,670,162
Loews Corp.                                                                       22,300                1,262,849
MetLife, Inc.                                                                     75,100                2,678,817
Odyssey Re Holdings Corp. (c)                                                     14,300                  333,905
Progressive Corp.                                                                 30,200                2,313,924
W.R. Berkley Corp.                                                               201,275                8,240,198
                                                                                                      -----------
                                                                                                       20,778,620

Real Estate 1.1%
Apartment Investment & Management Co. (REIT)                                      26,300                  840,811
Avalonbay Communities, Inc. (REIT)                                                12,400                  721,680
Boston Properties, Inc. (REIT)                                                    14,800                  782,920
Equity Office Properties Trust (REIT)                                             61,800                1,603,710
Equity Residential (REIT)                                                         52,400                1,548,420
Hospitality Properties Trust (REIT)                                               20,100                  801,588
Liberty Property Trust (REIT)                                                     13,200                  506,880
                                                                                                      -----------
                                                                                                        6,806,009

Health Care 13.2%
Biotechnology 0.9%
Charles River Laboratories International, Inc.*                                  122,900                5,539,103

Health Care Equipment & Supplies 2.5%
Baxter International, Inc.                                                       123,600                3,716,652
Becton, Dickinson and Co.                                                        127,300                6,012,379
IDEXX Laboratories, Inc.*                                                         95,900                4,832,401
Zimmer Holdings, Inc.*                                                            17,100                1,304,901
                                                                                                      -----------
                                                                                                       15,866,333

Health Care Providers & Services 2.4%
Coventry Health Care, Inc.*                                                        4,700                  240,217
IMS Health, Inc.                                                                  76,400                1,851,936
Lincare Holdings, Inc.*                                                           91,600                2,925,704
UnitedHealth Group, Inc.                                                         155,500                9,780,950

                                                                                                       14,798,807

Pharmaceuticals 7.4%
Abbott Laboratories                                                               63,700                2,506,595
Allergan, Inc.                                                                    38,900                2,942,396
Andrx Corp.*                                                                     137,200                3,558,968
Endo Pharmaceuticals Holdings, Inc.*                                              68,100                1,307,520
Genentech, Inc.*                                                                 102,900                5,009,172
Johnson & Johnson                                                                291,550               16,113,969
Pfizer, Inc.                                                                     419,200               13,397,632
Valeant Pharmaceuticals International (c)                                         51,300                  898,263
                                                                                                      -----------
                                                                                                       45,734,515

Industrials 12.2%
Aerospace & Defense 3.8%
Boeing Co.                                                                       178,700                9,069,025
General Dynamics Corp.                                                            85,300                8,429,346
Raytheon Co.                                                                     173,300                5,814,215
United Defense Industries, Inc.*                                                   6,200                  214,830
                                                                                                      -----------
                                                                                                       23,527,416

Air Freight & Logistics 3.5%
CNF, Inc.                                                                         33,200                1,369,832
FedEx Corp.                                                                        2,400                  196,512
J.B. Hunt Transport Services, Inc.                                               139,400                5,354,354
Ryder System, Inc.                                                               206,300                8,850,270
United Parcel Service, Inc. "B"                                                   77,500                5,576,900
                                                                                                      -----------
                                                                                                       21,347,868

Commercial Services & Supplies 1.3%
Cendant Corp.                                                                    314,100                7,186,608
Corporate Executive Board Co.                                                     10,700                  606,690
                                                                                                      -----------
                                                                                                        7,793,298

Industrial Conglomerates 3.4%
3M Co.                                                                           138,500               11,406,860
General Electric Co.                                                             295,500                9,825,375
                                                                                                      -----------
                                                                                                       21,232,235

Road & Rail 0.2%
Swift Transportation Co., Inc.*                                                   67,800                1,354,305

Information Technology 13.2%
Communications Equipment 1.7%
Cisco Systems, Inc.*                                                             157,200                3,279,192
QUALCOMM, Inc.                                                                   101,900                7,039,252
                                                                                                      -----------
                                                                                                       10,318,444

Computers & Peripherals 2.6%
International Business Machines Corp.                                            156,000               13,582,920
Storage Technology Corp.*                                                        110,900                2,766,955
                                                                                                      -----------
                                                                                                       16,349,875

Internet Software & Services 0.1%
Yahoo!, Inc.*                                                                     22,000                  677,600

IT Consulting & Services 0.4%
Unisys Corp.*                                                                    262,300                2,685,952

Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.* (c)                                                243,500                3,041,315
Atmel Corp.*                                                                     446,900                1,912,732
Cree, Inc.* (c)                                                                  162,300                3,632,274
Intel Corp.                                                                      544,600               13,277,348
Maxim Integrated Products, Inc.                                                  108,100                5,199,610
Micron Technology, Inc.* (c)                                                     307,900                4,165,887
                                                                                                      -----------
                                                                                                       31,229,166

Software 3.3%
Adobe Systems, Inc.                                                              120,700                5,091,126
Electronic Arts, Inc.*                                                           125,500                6,291,315
Microsoft Corp.                                                                  242,600                6,904,396
Symantec Corp.*                                                                   43,200                2,020,032
                                                                                                      -----------
                                                                                                       20,306,869

Materials 2.7%
Chemicals 0.3%
Monsanto Co.                                                                      56,200                2,037,812

Containers & Packaging 0.1%
Owens-Illinois, Inc.*                                                             54,000                  793,800

Metals & Mining 1.3%
Phelps Dodge Corp.*                                                               79,200                6,172,848
United States Steel Corp.                                                         39,700                1,514,158
                                                                                                      -----------
                                                                                                        7,687,006

Paper & Forest Products 1.0%
Louisiana-Pacific Corp.                                                          259,400                6,142,592

Telecommunication Services 4.5%
Diversified Telecommunication Services 3.1%
BellSouth Corp.                                                                  199,900                5,415,291
CenturyTel, Inc.                                                                  12,200                  378,078
Sprint Corp.                                                                      98,200                1,834,376
Verizon Communications, Inc.                                                     298,500               11,504,190
                                                                                                      -----------
                                                                                                       19,131,935

Wireless Telecommunication Services 1.4%
Nextel Communications, Inc. "A"*                                                 175,700                3,998,932
Nextel Partners, Inc. "A"*                                                       191,100                3,070,977
Western Wireless Corp. "A"*                                                       50,500                1,332,695

                                                                                                        8,402,604

Utilities 2.6%
Electric Utilities 2.1%
American Electric Power Co.                                                       25,000                  777,750
Exelon Corp.                                                                     286,100                9,984,890
PG&E Corp.*                                                                       79,400                2,266,076
                                                                                                      -----------
                                                                                                       13,028,716

Multi-Utilities & Unregulated Power 0.5%
AES Corp.*                                                                       287,500                2,774,375


Total Common Stocks (Cost $533,736,111)                                                               582,881,034

                                                                               Principal
                                                                               Amount ($)              Value ($)
                                                                               ----------              ---------

US Government Backed 0.5%
US Treasury Bill, 1.38%**, 10/21/2004 (a)
(Cost $2,975,732)                                                              2,985,000                2,975,732

                                                                                Shares                  Value ($)
                                                                                ------                  ---------

Securities Lending Collateral 3.4%
Daily Assets Fund Institutional 1.29% (d) (e)
(Cost $21,071,400)                                                            21,071,400               21,071,400

Cash Equivalents 1.9%
Scudder Cash Management QP Trust 1.38% (b)
(Cost $12,109,873)                                                            12,109,873               12,109,873



Total Investment Portfolio  (Cost $569,893,116)                                                       619,038,039
                                                                                                   ==============

*    Non-income producing security.

**   Annualized yield at time of purchase; not a coupon rate.

(a) At July 31, 2004, this security has been pledged to cover, in whole or part, initial margin requirements for open futures contracts.


(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.


(c) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $18,876,652, which is 3.16% of net assets.


(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.


(e)  Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Blue Chip Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Blue Chip Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004